UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31, 2003

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California February 11, 2004

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		$54,097

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2911 34230.000SH       SOLE                34230.000
APOLLO GROUP INC - CL A        COM              037604105     3695 54490.000SH       SOLE                54490.000
BRISTOL MYERS SQUIBB           COM              110122108     1036 36210.000SH       SOLE                36210.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     3301 52160.000SH       SOLE                52160.000
COCA-COLA ENTERPRISES          COM              191219104     1710 78175.000SH       SOLE                78175.000
CONOCOPHILLIPS                 COM              20825C104     2692 41050.000SH       SOLE                41050.000
EXXON MOBIL CORP               COM              30231G102      314 7665.000 SH       SOLE                 7665.000
FEDEX                          COM              31428X106     2202 32625.000SH       SOLE                32625.000
GENERAL ELECTRIC               COM              369604103      234 7550.000 SH       SOLE                 7550.000
HEWLETT PACKARD CO             COM              428236103     2101 91475.000SH       SOLE                91475.000
INTEL CORP                     COM              458140100     3006 93779.000SH       SOLE                93779.000
IRON MOUNTAIN                  COM              462846106     2208 55835.000SH       SOLE                55835.000
JOHNSON & JOHNSON              COM              478160104     2306 44645.000SH       SOLE                44645.000
LABORATORY CORP OF AMERICA     COM              50540r409     2665 72135.000SH       SOLE                72135.000
MEDIMMUNE INC                  COM              584699102     1379 54335.000SH       SOLE                54335.000
MEDTRONIC INC                  COM              585055106     2721 55970.000SH       SOLE                55970.000
MERRILL LYNCH                  COM              590188108     2327 39670.000SH       SOLE                39670.000
MICROSOFT CORP                 COM              594918104     2194 80170.000SH       SOLE                80170.000
PAYCHEX INC                    COM              704326107     2753 74000.000SH       SOLE                74000.000
PFIZER, INC                    COM              717081103      217 6145.000 SH       SOLE                 6145.000
SLM CORP                       COM              78442P106     2164 57420.000SH       SOLE                57420.000
SUN MICROSYSTEMS INC           COM              866810104      499 111550.000SH      SOLE               111550.000
TARGET CORP                    COM              87612E106     2615 68095.000SH       SOLE                68095.000
VARIAN MEDICAL SYSTEMS INC.    COM              92220P105     3688 53365.000SH       SOLE                53365.000
WELLS FARGO & COMPANY          COM              949746101      526 8935.000 SH       SOLE                 8935.000
WHOLE FOODS MARKET INC         COM              966837106     2636 39270.000SH       SOLE                39270.000